Bank credit lines and loan facilities (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of March 31, 2024 and December 31, 2023:

		Interest rate as of		Principal amount
	Maturity Date	March 31, 2024	December 31, 2023	March 31, 2024	December 31, 2023
				(in thousands)
Senior Secured Term Loan	July 2028	7.302%	7.860%	$2,976,213	$3,251,213
Senior Secured Notes	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Revolving Loan*	April 2024	6.179%	6.720%	50,000	55,000
Total debt				3,526,213	3,806,213
Less current portion of debt				(79,762)	(110,150)
Total long-term debt				3,446,451	3,696,063
Less debt issuance costs and debt discount				(26,717)	(30,624)
Total long-term debt, net				$3,419,734	$3,665,439
* The final maturity date of the Senior Secured Revolving Loan facility is July 2026.

	Drawdown	Repayment	Closing Balance
	(in thousands)
Quarter 1, 2023	$180,000	$100,000	$80,000
Quarter 2, 2023	50,000	80,000	50,000
Quarter 3, 2023	75,000	50,000	75,000
Quarter 4, 2023	65,000	85,000	55,000
Total drawdown/repayments in 2023	370,000	315,000
Quarter 1, 2024	50,000	55,000	50,000
Total drawdown/repayments in 2024	$50,000	$55,000

Schedule of Contractual Maturities of Debt
As of March 31, 2024, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2024 (remaining)	$79,762
2025	29,762
2026	529,762
2027	29,762
2028 and thereafter	2,857,165
Total	$3,526,213

Schedule of Principal Payments on Debt Instrument
Principal repayments, comprising mandatory and voluntary repayments, during the quarter ended March 31, 2024 and year ended December 31, 2023 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2023	$250,000
Quarter 2, 2023	150,000
Quarter 3, 2023	300,000
Quarter 4, 2023	250,000
Total repayments in 2023	950,000
Quarter 1, 2024	275,000
Total repayments in 2024	$275,000